Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [abstract]
Table of Derivative Financial Liabilities FVTPL

	December 31, 2019	December 31, 2018
Foreign Currency Forwards	2,926,561	1,368,695
Interest Rate Swaps	146,386	749,976

TOTAL	3,072,947	2,118,671

Table of Trading Liabilities FVTPL

	December 31, 2019	December 31, 2018
Short sold positions	580,802	1,064,936

TOTAL	580,802	1,064,936